Income Tax - Schedule of components of pretax income / (loss) before income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Income (loss) before income taxes, Domestic					$ (7,432,105)	$ (2,096,105)
Loss before income taxes	$ (7,325,038)	$ (1,627,182)	$ (11,783,873)	$ (2,321,159)	(8,529,263)	(2,067,907)
Ukraine
Income Tax
Income (loss) before income taxes, Foreign					(298,812)	$ 28,198
Estonia
Income Tax
Income (loss) before income taxes, Foreign					$ (798,346)